Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes from Continuing Operations

The following table summarizes the significant components of the provision for income taxes from continuing operations:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Federal:
Current	$—	$—
Deferred	(3,318,558)	(3,462,982)
State:
Current	—	—
Deferred	(561,962)	(580,759)
Change in valuation allowance	3,880,520	4,043,741
Total income tax provision	$—	$—

Schedule of Income Tax Provision Computed at Federal Statutory Corporate Tax Rate

The income tax provision differs from that computed at the federal statutory corporate tax rate as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Expected provision at Federal statutory tax rate	21.00%	21.00%
State tax expense, net of Federal benefit	—	—
Change in valuation allowance	(20.98)%	(18.12)%
Permanent difference	(0.02)%	(2.88)%
	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities

The following table summarizes the significant components of the Company’s deferred taxes:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Deferred tax assets (liabilities):
Net operating loss	$7,851,883	$4,342,045
Share based compensation	347,507	166,191
Disallowed interest	398,118	—
Allowance for doubtful accounts	25,627	—
Lease accounting	413,142	188,213
Accrued compensation	—	46,592
Unrealized Loss	14,164	37,793
Depreciation	(389,191)	(104)
Total deferred tax assets (liabilities)	$8,661,250	$4,780,730
Less valuation allowance	(8,661,250)	(4,780,730)
Net deferred tax assets (liabilities)	$—	$—